CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net (loss) income	$ (1,493)	$ 704	$ (1,650)	$ 1,960
Other income and gains	(29)	(889)	(270)	(921)
Share of undistributed equity accounted earnings	835	(838)	1,328	(1,050)
Fair value changes	1,153	1,398	1,567	1,229
Depreciation and amortization	1,376	1,234	2,785	2,268
Deferred income taxes	(96)	7	72	56
Investments in residential inventory	(109)	(3)	(167)	(34)
Net change in non-cash working capital balances	(21)	(810)	(367)	(1,109)
Cash flows from (used in) operating activities	1,616	803	3,298	2,399
Financing activities
Corporate borrowings arranged	745	0	1,334	992
Corporate borrowings repaid	0	(450)	(251)	(450)
Non-recourse borrowings arranged	5,779	23,726	16,654	32,122
Non-recourse borrowings repaid	(5,713)	(10,490)	(13,994)	(17,486)
Non-recourse credit facilities, net	981	178	(873)	(262)
Subsidiary equity obligations issued	73	180	195	182
Subsidiary equity obligations redeemed	(20)	(25)	(24)	(30)
Capital provided from non-controlling interests	1,649	6,296	8,018	7,899
Capital repaid to non-controlling interests	(112)	(537)	(1,121)	(1,242)
Repayment of lease liability	(140)	(128)	(271)	(228)
Distributions to non-controlling interests	(1,308)	(1,919)	(3,465)	(4,407)
Distributions to shareholders	(217)	(191)	(434)	(381)
Cash flows from (used in) financing activities	1,627	16,582	5,464	16,607
Acquisitions
Investment properties	(1,206)	(1,047)	(2,081)	(2,026)
Property, plant and equipment	(579)	(652)	(1,992)	(1,190)
Equity accounted investments	(207)	(340)	(1,729)	(1,265)
Financial assets and other	(7,100)	(2,526)	(11,611)	(4,127)
Acquisition of subsidiaries	65	(17,066)	(56)	(19,319)
Dispositions
Investment properties	253	786	544	1,700
Property, plant and equipment	13	63	55	77
Equity accounted investments	12	454	90	1,094
Financial assets and other	5,290	2,310	10,204	3,701
Disposition of subsidiaries	10	1,112	962	1,147
Restricted cash and deposits	(216)	158	(138)	229
Cash flows from (used in) investing activities	(3,665)	(16,748)	(5,752)	(19,979)
Cash and cash equivalents
Change in cash and cash equivalents	(422)	637	3,010	(973)
Net change in cash classified within assets held for sale	(3)	34	21	(22)
Foreign exchange revaluation	80	36	(286)	52
Balance, beginning of period	9,868	6,740	6,778	8,390
Balance, end of period	9,523	7,447	9,523	7,447
Preferred shares
Equity Issued/Redeemed [line items]
Equity redeemed	0	(2)	0	(15)
Common shares
Equity Issued/Redeemed [line items]
Equity issued	2	2	5	6
Equity redeemed	$ (92)	$ (58)	$ (309)	$ (93)